GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

Goodwill:

Balance at January 1, 2020	$12,651
Translation differences	838
Balance at December 31, 2020	13,489
Translation differences	(100)
Balance at June 30, 2021	$13,389

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Intangible assets, net, consisted of the following:

	June 30, 2021
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$400	$1,477	$6,158	$8,035
Additions	-	-	-	-
Translation differences	5	15	62	82
Gross amount end of period	405	1,492	6,220	8,117

Disposals	(1)	-	-	(1)
Accumulated amortization	(360)	(1,492)	-	(1,852)
Net book value	$44	$-	$6,220	$6,264

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net book value	$61	$84	$6,158	$6,303

Estimated amortization expense for each of the next five years is:

Year
Remaining 2021	$18
2022	22
2023	2
2024	1
2025	1
Total	$44

Amortization expense was $103 and $139 for the six months ended June 30, 2021 and 2020, respectively.

At the acquisition dates goodwill amounted to $13.3 million, intellectual property amounted to $6.1 million and patent rights amounted to $1.5 million for the acquisitions of 4D Pharma Research Limited (2015), 4D Pharma Leon S.L.U. (2016) and 4D Pharma Cork Limited (formerly Tucana Health Limited) (2016) and The Microbiota Company Limited (2014). These entities together provide the necessary facilities and resources to enable the Company to successfully research, manufacture, gain approval for and commercialise Live Biotherapeutic products.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

Goodwill:

Balance at December 31, 2018	$12,625
Translation differences	26
Balance at December 31, 2019	12,651
Translation differences	838
Balance at December 31, 2020	$13,489

Intangible assets, net, consisted of the following:

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net Book value	$61	$84	$6,158	$6,303

	December 31, 2019
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$428	$1,377	$5,740	$7,545
Additions	73	-	-	73
Translation differences	4	41	170	215
Gross amount end of period	505	1,418	5,910	7,833

Disposals	(140)			(140)
Accumulated amortization	(232)	(1,165)	-	(1,397)
Net Book value	$133	$253	$5,910	$6,296

Estimated amortization expense for each of the next five years is:

Year
2021	$119
2022	22
2023	2
2024	1
2025	1
Total	$145

Amortization expense was $262, $276 and $398 for the years ended December 31, 2020, 2019 and 2018, respectively.

At the acquisition dates, goodwill amounted to $13.3 million, intellectual property amounted to $6.1 million and patent rights amounted to $1.5 million for the acquisitions of 4D Pharma Research Limited (2015), 4D Pharma Leon S.L.U. (2016), 4D Pharma Cork Limited (formerly Tucana Health Limited) (2016) and The Microbiota Company Limited (2014). These entities together provide the necessary facilities and resources to enable the Company to successfully research, manufacture, gain approval for and commercialize LBPs.